BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts balance		$ 0		$ 0	$ 0
Risk-free interest rate		3.90%		5.03%
Expected volatility		101.00%		110.00%
Exercise prices		$ 0.018		$ 0.0182
Common stock share prices		$ 0.02		$ 0.0285
Selling and Marketing costs				$ 1,709,100	$ 541,219
Expected probability percentage		$ 10
Common stock, shares outstanding		87,600,557		58,582,469	37,428,394
Inventory		$ 72,853
Interest expenses	$ (31,527)		$ (36,569)
Letter of Intent [Member]
Investments				$ 15,000
Membership Interest Purchase Agreement [Member]
Investments				$ 50,000
Class A Convertible Preferred Stock Member
Potentially dilutive shares		1,497,003,175